Share-Based Compensation (Summary of Restricted Stock Activity and Restricted Stock Unit Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2012 Successor [Member] Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member]	Sep. 28, 2012 Predecessor [Member] Restricted Stock [Member]	Sep. 28, 2012 Predecessor [Member] Cash Settled Restricted Stock Units [Member]	Sep. 28, 2012 Predecessor [Member] Restricted Stock Units (RSUs) [Member]
Shares:
Beginning Balance	0	300	281	149	69
Granted	300	65	99	137	82
Vested	0	0	(370)	(40)	(128)
Forfeited	0	0	(10)	(246)	(23)
Ending Balance	300	365	0	0	0
Weighted Average Grant Price (in dollars per share):
Beginning Balance	$ 0.00	$ 1.00	$ 24.28	$ 32.97	$ 36.47
Granted	$ 1.00	$ 1.00	$ 32.89	$ 33.38	$ 33.09
Vested		$ 0.00	$ 26.37	$ 32.55	$ 34.97
Forfeited		$ 0.00	$ 32.00	$ 62.84	$ 32.76
Ending Balance	$ 1.00	$ 1.00	$ 0.00	$ 0.00	$ 0.00
Aggregate Intrinsic Value	$ 300	$ 365	$ 0	$ 0	$ 0